CM Advisors Fixed Income Fund
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 10.1%	Shares	Value
Energy - 10.1%
Oil & Gas Equipment & Services - 10.1%
PHI Group, Inc.* (Cost $1,222,685)	113,912	$ 2,756,671

CORPORATE BONDS - 68.6%	Par Value	Value
Communication Services - 2.0%
Alternative Carriers - 2.0%
Qwest Corporation, 7.250%, due 09/15/25	$ 538,000	$ 537,063

Consumer Discretionary - 7.2%
Automobile Manufacturers - 1.1%
General Motors Company, 5.600%, due 10/15/32	303,000	312,350

Automotive Retail - 1.5%
Advance Auto Parts, Inc.,
5.900%, due 03/09/26	146,000	146,969
5.950%, due 03/09/28	250,000	253,474
		400,443
Distributors - 2.7%
Genuine Parts Company, 4.950%, due 08/15/29	475,000	474,937
LKQ Corporation, 6.250%, due 06/15/33	250,000	262,319
		737,256
Leisure Products - 1.9%
Polaris, Inc., 6.950%, due 03/15/29	500,000	531,331

Consumer Staples - 0.3%
Packaged Foods & Meats - 0.3%
Conagra Brands, Inc., 7.000%, due 10/01/28	65,000	69,860

Energy - 6.3%
Integrated Oil & Gas - 2.2%
Occidental Petroleum Corporation, 7.875%, due 09/15/31	550,000	620,617

Oil & Gas Exploration & Production - 1.3%
Continental Resources, Inc., 4.375%, due 01/15/28	250,000	244,667
Southwestern Energy Company, 8.375%, due 09/15/28	100,000	102,783
		347,450
Oil & Gas Refining & Marketing - 0.9%
Valero Energy Corporation, 3.650%, due 03/15/25	250,000	248,580

Oil & Gas Storage & Transportation - 1.9%
Targa Resources Partners LP, 6.875%, due 01/15/29	500,000	511,920

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 68.6% (Continued)	Par Value	Value
Financials - 9.7%
Banks - 0.9%
Manufacturers & Traders Trust Company, 3.400%, due 08/17/27	$ 250,000	$ 241,103

Diversified Banks - 5.5%
Bank of America Corporation, 4.000%, due 01/22/25	450,000	449,383
JPMorgan Chase & Company,
1.100%, due 06/22/26	650,000	609,834
5.040%, due 01/23/28	450,000	452,682
		1,511,899
Investment Banking & Brokerage - 0.9%
Jefferies Financial Group, Inc., 5.000%, due 10/17/29	250,000	246,251

Life & Health Insurance - 0.9%
MetLife, Inc., 3.000%, due 03/01/25	250,000	248,805

Property & Casualty Insurance - 1.5%
Fairfax Financial Holdings Ltd., 8.300%, due 04/15/26	382,000	396,963

Health Care - 2.2%
Health Care Services - 0.9%
Cigna Group (The), 5.125%, due 05/15/31	250,000	252,555

Life Sciences Tools & Services - 1.3%
Illumina, Inc.,
5.800%, due 12/12/25	200,000	201,700
5.750%, due 12/13/27	150,000	153,850
		355,550
Industrials - 13.4%
Building Products - 2.1%
Masco Corporation, 7.750%, due 08/01/29	500,000	561,759

Construction & Engineering - 2.0%
Fluor Corporation, 3.500%, due 12/15/24	537,000	535,792

Data Processing & Outsourced Services - 0.8%
Concentrix Corporation, 6.600%, due 08/02/28	210,000	215,162

Electrical Components & Equipment - 0.2%
Eaton Corporation, 6.500%, due 06/01/25	65,000	65,521

Industrial Conglomerates - 0.4%
3M Company, 2.000%, due 02/14/25	100,000	99,430

Industrial Machinery & Supplies & Components - 3.4%
Stanley Black & Decker, Inc.,
2.300%, due 02/24/25	200,000	198,710
6.272%, due 03/06/26	450,000	449,824
Timken Company (The), 4.500%, due 12/15/28	300,000	294,709
		943,243

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 68.6% (Continued)	Par Value	Value
Industrials - 13.4% (Continued)
Research & Consulting Services - 1.5%
Jacobs Engineering Group, Inc., 5.900%, due 03/01/33	$ 400,000	$ 411,767

Trading Companies & Distributors - 3.0%
United Rentals North America, Inc.,
5.500%, due 05/15/27	620,000	619,765
5.250%, due 01/15/30	200,000	197,551
		817,316
Information Technology - 9.8%
Electronic Components - 1.9%
Corning, Inc., 7.250%, due 08/15/36	500,000	519,127

Electronic Equipment & Instruments - 1.5%
Vontier Corporation,
1.800%, due 04/01/26	250,000	239,450
2.400%, due 04/01/28	200,000	182,533
		421,983
Semiconductors - 4.4%
Intel Corporation,
3.700%, due 07/29/25	475,000	471,505
4.875%, due 02/10/26	600,000	600,862
4.875%, due 02/10/28	120,000	120,220
		1,192,587
System Software - 2.0%
Oracle Corporation, 2.500%, due 04/01/25	550,000	545,556

Materials - 11.1%
Commodity Chemicals - 3.3%
DOW Chemical Company, 7.375%, due 11/01/29	140,000	155,602
Olin Corporation,
5.125%, due 09/15/27	250,000	246,769
5.000%, due 02/01/30	450,000	432,244
Union Carbide Corporation, 7.500%, due 06/01/25	60,000	60,585
		895,200
Copper - 2.2%
Freeport-McMoRan, Inc., 9.500%, due 06/01/31	250,000	306,050
Southern Copper Corporation, 3.875%, due 04/23/25	300,000	298,206
		604,256
Diversified Chemicals - 1.8%
Huntsman International, LLC, 4.500%, due 05/01/29	500,000	481,451

Fertilizers & Agricultural Chemicals - 2.7%
FMC Corporation,
5.150%, due 05/18/26	200,000	200,508
3.450%, due 10/01/29	300,000	278,544
5.650%, due 05/18/33	250,000	253,506
		732,558
Metal, Glass & Plastic Containers - 0.7%
Ball Corporation, 6.000%, due 06/15/29	200,000	203,450

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 68.6% (Continued)	Par Value	Value
Materials - 11.1% (Continued)
Steel - 0.4%
Arcelormittal, 6.125%, due 06/01/25	$ 120,000	$ 120,365

Utilities - 6.6%
Electric Utilities - 6.3%
Constellation Energy Generation, LLC, 3.250%, due 06/01/25	500,000	495,468
Exelon Corporation, 7.600%, due 04/01/32	500,000	573,735
NextEra Energy Capital Holdings, Inc.,
6.051%, due 03/01/25	150,000	150,420
4.450%, due 06/20/25	500,000	498,861
		1,718,484
Multi-Utilities - 0.3%
WEC Energy Group, Inc., 3.550%, due 06/15/25	100,000	99,083

Total Corporate Bonds (Cost $18,592,309)		$ 18,754,086

U.S. TREASURY OBLIGATIONS - 15.0%	Par Value	Value
U.S. Treasury Inflation-Protected Notes - 2.2%
2.375%, due 01/15/25	$ 585,417	$ 584,179

U.S. Treasury Notes - 12.8%
4.250%, due 12/31/24	1,000,000	999,638
4.625%, due 02/28/25	500,000	500,088
4.250%, due 05/31/25	500,000	499,502
4.625%, due 06/30/25	500,000	500,557
5.000%, due 10/31/25	500,000	502,625
4.250%, due 01/31/26	250,000	249,756
4.500%, due 03/31/26	250,000	250,644
		3,502,810

Total U.S. Treasury Obligations (Cost $4,084,484)		$ 4,086,989

MONEY MARKET FUNDS - 5.2%	Shares	Value
Allspring Treasury Plus Money Market Fund - Institutional Class, 4.51% (a) (Cost $1,417,150)	1,417,150	$ 1,417,150

Total Investments at Value - 98.9% (Cost $25,316,628)		$ 27,014,896

Other Assets in Excess of Liabilities - 1.1%		307,487

Net Assets - 100.0%		$ 27,322,383

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of November 30, 2024.